Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Agreed to pay net consolidated	3.50%
Maintenance revenue	0.35%
Royalty expense	$ 543	$ 750	$ 816
Pay royalties	4,608	5,021
Bank guarantees amount for leased offices	585
Bank guarantees amount for customers and suppliers	$ 248	$ 214